Employee Benefit Expenses	12 Months Ended
Dec. 31, 2020
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES

NOTE 11:- EMPLOYEE BENEFIT EXPENSES

a.	Employee benefit expenses:

Short term employee benefits included in consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2020	2019

Research and development
Short term benefit	738	360
Share based compensation	255	-
Token based compensation	336	3

Sales and Marketing
Short term benefit	267	2
Share based compensation	171	106
Token based compensation	423	-

General and administration
Short term benefit	1,600	756
Share based compensation	144	96
Token based compensation	3,174	6